UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22935

Pax World Funds Series Trust III
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Address of principal executive offices) (Zip code)

Joseph F. Keefe
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
 (Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-767-1729
Date of fiscal year end:  December 31
Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.2%
CONSUMER DISCRETIONARY: 12.7%
Accor SA	1,197	$49,788
Aristocrat Leisure, Ltd.	3,795	52,092
Bayerische Motoren Werke AG	2,320	211,681
Best Buy Co., Inc.	2,131	104,739
Burberry Group PLC	3,109	67,094
Carnival PLC	1,335	76,519
Coach, Inc.	2,031	83,941
Darden Restaurants, Inc. (b)	866	72,458
Dixon Carphone PLC	6,400	25,491
Dollar General Corp.	1,998	139,321
Electrolux AB, Class B	1,686	46,806
Eutelsat Communications SA	1,224	27,280
Foot Locker, Inc.	1,000	74,810
Gap Inc., The (b)	1,706	41,439
Genuine Parts Co.	1,100	101,651
Hasbro, Inc.	843	84,148
Hennes & Mauritz AB, Class B	26,316	671,605
Hermes International	185	87,576
Home Depot, Inc., The	8,666	1,272,429
Husqvarna AB, Class B	2,723	23,874
InterContinental Hotels Group PLC	1,315	64,407
Interpublic Group of Cos., Inc., The	2,853	70,098
Kering	6,209	1,604,808
Kingfisher PLC	15,767	64,512
Kohl's Corp.	1,363	54,261
Lagardere SCA	766	22,532
lululemon athletica, Inc. (a)	791	41,029
Macy's, Inc.	34,700	1,028,508
Marks & Spencer Group PLC	11,384	48,085
Marriott International, Inc., Class A	16,604	1,563,765
MGM China Holdings, Ltd.	6,400	13,346
Michael Kors Holdings, Ltd. (a)(b)	11,550	440,171
Michelin	1,278	155,300
Netflix, Inc. (a)	3,101	458,359
Next PLC	981	53,069
NIKE, Inc., Class B (b)	42,523	2,369,807
Nokian Renkaat OYJ	810	33,807
Nordstrom, Inc. (b)	953	44,381
Omnicom Group, Inc.	1,755	151,299
Publicis Groupe SA	1,345	93,908
REA Group, Ltd.	370	16,779
Renault SA	1,347	117,017
Schibsted ASA, Class A	494	12,717

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
CONSUMER DISCRETIONARY, continued
Schibsted ASA, Class B	583	$13,358
Scripps Networks Interactive, Inc. Class A	632	49,530
Signet Jewelers, Ltd. (b)	593	41,077
Singapore Press Holdings, Ltd.	11,300	28,675
Sodexo SA	4,774	560,928
Staples, Inc.	4,609	40,421
Tabcorp Holdings, Ltd.	5,828	21,149
Target Corp.	3,900	215,241
Taylor Wimpey PLC	22,877	55,334
TEGNA, Inc.	13,000	333,060
Telenet Group Holding NV (a)	370	21,995
Tiffany & Co.	894	85,198
TJX Cos., Inc., The	4,687	370,648
TUI AG	3,495	48,400
Ulta Beauty, Inc. (a)	2,820	804,349
Valeo SA	1,671	111,158
Viacom, Inc., Class B (a)	2,469	115,105
Walt Disney Co., The	10,702	1,213,500
Whitbread PLC	1,284	63,712
Wyndham Worldwide Corp.	779	65,662
		16,095,207

CONSUMER STAPLES: 12.1%
Brown-Forman Corp., Class B (b)	1,500	69,270
Campbell Soup Co. (b)	1,470	84,143
Carrefour SA	3,975	93,656
Clorox Co., The	951	128,223
Coca-Cola Amatil, Ltd.	4,013	33,178
Coca-Cola Co., The	28,735	1,219,513
Colgate-Palmolive Co.	6,032	441,482
CVS Health Corp.	7,567	594,010
Danone SA	4,137	281,419
Diageo PLC	21,053	602,857
Dr. Pepper Snapple Group, Inc.	1,351	132,290
Empire Co., Ltd., Class A	1,100	16,808
Estee Lauder Cos, Inc., The, Class A	16,867	1,430,153
General Mills, Inc.	22,709	1,340,058
Heineken Holding NV	707	56,157
Henkel AG & Co. KGaA	729	81,071
ICA Gruppen AB	564	19,237
Ingredion, Inc.	3,259	392,481
J Sainsbury PLC	11,492	38,064
Jean Coutu Group PJC, Inc., The, Class A	500	7,869

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
JM Smucker Co., The	860	$112,729
Kellogg Co.	20,681	1,501,647
Kimberly-Clark Corp.	2,584	340,132
Kroger Co., The	6,356	187,438
Loblaw Cos, Ltd.	1,600	86,819
L'Oreal SA	1,765	339,476
Marine Harvest ASA (a)	2,681	40,897
McCormick & Co., Inc.	855	83,405
Mead Johnson Nutrition Co.	1,367	121,772
Metro, Inc., Class A	1,700	52,220
Mondelez International, Inc., Class A	10,959	472,114
Orkla ASA	5,712	51,169
PepsiCo, Inc.	10,086	1,128,220
Procter & Gamble Co., The	19,972	1,794,484
Remy Cointreau SA	138	13,501
Saputo, Inc.	1,817	62,700
Svenska Cellulosa AB SCA, Class B	4,262	137,348
Tate & Lyle PLC	3,270	31,335
Unilever NV	11,414	567,057
Unilever PLC	8,993	443,600
Walgreens Boots Alliance, Inc.	6,500	539,825
Woolworths, Ltd.	8,960	181,404
		15,351,231

ENERGY: 1.8%
Cameco Corp.	2,831	31,336
ConocoPhillips	8,697	433,719
Core Laboratories NV	334	38,584
Encana Corp.	39,150	458,666
Lundin Petroleum AB (a)	1,281	25,999
Neste OYJ	899	35,153
Occidental Petroleum Corp.	5,400	342,144
Phillips 66	3,377	267,526
PrairieSky Royalty, Ltd.	1,511	31,882
Snam SpA	17,170	74,208
Statoil ASA	7,865	135,188
TransCanada Corp.	6,001	276,935
Veresen, Inc.	2,230	24,650
Williams Cos., Inc., The	5,800	171,622
		2,347,612

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS: 20.2%
3i Group PLC	6,816	$63,996
ABN AMRO Group NV	1,976	47,915
Admiral Group PLC	1,482	36,927
Allianz SE	3,203	593,984
Allstate Corp., The	2,641	215,215
Ally Financial, Inc.	3,067	62,352
Ameriprise Financial, Inc.	1,200	155,616
AMP, Ltd.	21,263	84,119
Aon PLC (b)	1,940	230,259
Assicurazioni Generali SpA	8,198	130,071
ASX, Ltd.	1,357	52,333
Australia & New Zealand Banking Group, Ltd	20,511	498,021
AXA SA	13,589	351,082
Banco Santander SA	102,301	626,216
Bank Hapoalim BM	7,465	45,493
Bank Leumi Le-Israel BM (a)	10,138	44,757
Bank of America Corp.	71,540	1,687,630
Bank of Montreal	4,585	342,466
Bank of Nova Scotia, The	8,506	497,625
Bank of Queensland, Ltd.	2,670	24,786
Bankinter SA	4,724	39,612
Bendigo & Adelaide Bank, Ltd.	3,108	28,795
BNP Paribas SA	7,424	494,023
Canadian Imperial Bank of Commerce	2,833	244,283
CIT Group, Inc.	1,443	61,948
Citizens Financial Group, Inc.	3,700	127,835
CNP Assurances	16,908	343,831
Comerica, Inc.	1,316	90,251
Commonwealth Bank of Australia	12,086	792,540
DBS Group Holdings, Ltd.	12,421	172,054
Deutsche Bank AG (a)	10,979	188,740
Deutsche Boerse AG	1,262	115,950
Discover Financial Services	2,917	199,494
DNB ASA	47,584	755,566
Eaton Vance Corp.	864	38,845
Eurazeo SA	265	17,434
EXOR NV	725	37,488
First Republic Bank	1,086	101,878
Gjensidige Forsikring ASA	30,989	472,089
Hang Seng Bank, Ltd.	5,400	109,547
Hartford Financial Services Group	2,781	133,683
Industrivarden AB, Class C	1,074	23,241
ING Groep NV	27,172	410,413

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Insurance Australia Group, Ltd.	17,369	$80,256
Intact Financial Corp.	17,648	1,255,140
Investor AB, Class B	3,192	134,214
KBC Group NV	1,758	116,543
KeyCorp.	143,984	2,560,036
Kinnevik AB, Class B	1,642	43,770
Macquarie Group, Ltd.	9,315	641,772
Manulife Financial Corp.	14,010	248,521
MetLife, Inc.	6,547	345,813
Mizrahi Tefahot Bank, Ltd.	976	16,543
Moody's Corp.	1,215	136,129
MSCI, Inc.	3,466	336,861
Muenchener Rueckversicherungs AG	1,129	221,004
National Australia Bank, Ltd.	18,616	474,007
National Bank of Canada	7,881	330,921
Nordea Bank AB	21,283	242,814
Old Mutual PLC	34,541	86,928
PNC Financial Services Group, Inc.	3,500	420,840
Poste Italiane SpA	5,912	39,379
Principal Financial Group, Inc.	2,072	130,764
Progressive Corp., The	4,100	160,638
Prudential Financial, Inc.	3,140	334,975
Prudential PLC	18,071	381,719
Regions Financial Corp.	8,894	129,230
Royal Bank of Canada	19,589	1,427,207
Royal Bank of Scotland Group PLC (a)	24,710	74,927
Sampo OYJ, Class A	3,133	148,663
Skandinaviska Enskilda Banken AB, Class A (a)	10,644	118,277
Societe Generale SA	5,377	272,427
Standard Chartered PLC (a)	23,004	220,032
Sun Life Financial, Inc.	4,341	158,513
Suncorp Group, Ltd.	9,015	90,975
Svenska Handelsbanken AB, Class A (a)	10,667	146,181
Swedbank AB, Class A	21,786	504,094
Toronto-Dominion Bank, The	13,017	652,000
Travelers Cos., Inc., The	2,096	252,652
Tryg A/S	792	14,360
U.S. Bancorp	12,025	619,288
Unum Group	1,700	79,713
Voya Financial, Inc.	1,486	56,409
Wendel SA	189	23,933

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Westpac Banking Corp.	23,446	$626,766
Willis Towers Watson PLC	935	122,382
Zurich Insurance Group AG (a)	1,055	281,538
		25,549,557

HEALTH CARE: 11.0%
Abbott Laboratories	46,224	2,052,808
Aetna, Inc.	14,071	1,794,756
Alkermes PLC (a)	1,141	66,749
AmerisourceBergen Corp. (b)	1,412	124,962
AstraZeneca PLC	8,861	544,837
Becton Dickinson & Co.	1,526	279,929
Biogen, Inc. (a)	1,628	445,128
Bristol-Myers Squibb Co.	11,796	641,466
Cardinal Health, Inc.	2,252	183,651
Cigna Corp.	1,840	269,542
CSL, Ltd.	3,197	306,099
DaVita, Inc. (a)	1,200	81,564
Eli Lilly & Co.	6,995	588,349
Getinge AB, Class B	1,309	22,951
GlaxoSmithKline PLC	34,157	710,225
Healthscope, Ltd.	11,524	19,980
Hologic, Inc. (a)	1,814	77,186
IDEXX Laboratories, Inc. (a)	685	105,908
Johnson & Johnson	19,177	2,388,495
McKesson Corp.	1,662	246,408
Medtronic PLC	9,832	792,066
Novo Nordisk A/S, Class B	13,397	460,039
Orion OYJ, Class B	720	37,558
Patterson Cos., Inc. (b)	601	27,183
Quest Diagnostics, Inc.	1,000	98,190
Ryman Healthcare, Ltd.	2,452	14,449
Sanofi	8,129	734,822
Shire PLC	6,308	367,549
Smith & Nephew PLC	6,251	95,176
UCB SA	886	68,725
United Therapeutics Corp. (a)	400	54,152
Varian Medical Systems, Inc. (a)(b)	684	62,333
Vertex Pharmaceuticals, Inc. (a)	1,766	193,112
		13,956,347

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS: 6.2%
Aeroports de Paris	208	$25,697
Alfa Laval AB	2,058	38,789
Alstom SA (a)	1,075	32,093
Ashtead Group PLC	3,513	72,717
Atlantia SpA	2,893	74,628
Atlas Copco AB, Class A	4,706	165,882
Atlas Copco AB, Class B	2,736	86,911
Auckland International Airport, Ltd.	6,675	31,607
Bouygues SA	1,453	59,057
Brambles, Ltd.	20,687	147,735
Capita PLC	99,623	704,596
Cie de Saint-Gobain	3,500	179,574
CNH Industrial NV	7,155	68,867
Cummins, Inc.	1,735	262,332
Deere & Co.	1,900	206,834
Deutsche Lufthansa AG	1,635	26,524
Deutsche Post AG	6,798	232,651
Dun & Bradstreet Corp., The	301	32,490
easyJet PLC	21,665	278,542
Edenred	28,488	672,382
Fraport AG Frankfurt Airport Services Worldwide	292	20,647
Groupe Eurotunnel SE	3,276	32,930
Ingersoll-Rand PLC	1,900	154,508
Intertek Group PLC	1,131	55,671
Kone OYJ, Class B	2,365	103,891
Koninklijke Philips NV	6,646	213,498
Legrand SA	10,196	613,774
ManpowerGroup, Inc.	540	55,388
MTR Corp., Ltd.	10,349	58,145
Qantas Airways, Ltd.	4,072	12,101
Randstad Holding NV	834	48,078
Rexel SA	3,327	60,277
Royal Mail PLC	5,981	31,855
Sandvik AB	7,471	111,594
Schneider Electric SE	3,939	289,393
Securitas AB, Class B	2,194	34,251
SEEK, Ltd.	2,316	28,158
Siemens AG	7,832	1,072,766
Skanska AB, Class B	2,383	56,085
Societe BIC SA	202	25,166
Southwest Airlines Co.	1,130	60,749
Sydney Airport	42,918	221,919
Transurban Group	19,759	176,130

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
United Parcel Service, Inc., Class B	4,883	$523,946
Vestas Wind Systems A/S	1,553	126,321
Volvo AB, Class B	10,803	159,366
Wolters Kluwer NV	2,117	87,860
Zodiac Aerospace	1,423	35,570
		7,869,945

INFORMATION TECHNOLOGY: 18.5%
Accenture PLC, Class A	4,430	531,068
Alphabet, Inc., Class A (a)	2,127	1,803,271
Alphabet, Inc., Class C (a)	2,235	1,854,067
Arrow Electronics, Inc. (a)	700	51,387
ASML Holding NV	2,581	342,480
Auto Trader Group PLC	6,546	32,127
Autodesk, Inc. (a)(b)	1,408	121,750
Capgemini SE	1,147	105,875
CDW Corp.	1,075	62,038
Cisco Systems, Inc.	35,325	1,193,985
Dassault Systemes SA	902	78,016
Ericsson, Class B	165,415	1,104,371
Facebook, Inc., Class A (a)	17,598	2,499,796
Gemalto NV	567	31,631
Hexagon AB, Class B	1,812	72,724
HP, Inc.	12,029	215,079
IBM	6,442	1,121,810
Ingenico Group SA	388	36,595
Intuit, Inc.	1,770	205,302
MasterCard, Inc., Class A	6,803	765,133
Microsoft Corp.	51,829	3,413,457
Open Text Corp.	1,838	62,471
salesforce.com, Inc. (a)	29,500	2,433,455
Symantec Corp.	4,316	132,415
Texas Instruments, Inc.	7,075	569,962
Visa, Inc., Class A (b)	13,238	1,176,461
Xerox Corp.	170,830	1,253,892
Yahoo!, Inc. (a)	49,174	2,282,165
		23,552,783

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
MATERIALS: 2.7%
Agrium, Inc.	1,000	$95,439
Air Liquide SA	2,725	311,137
Akzo Nobel NV	1,735	143,630
Avery Dennison Corp.	692	55,775
Boliden AB	1,917	57,060
Boral, Ltd.	8,214	36,620
Celanese Corp., Series A	1,100	98,835
CRH PLC	5,814	204,880
Ecolab, Inc.	1,851	232,004
EMS-Chemie Holding AG	58	33,779
Goldcorp, Inc.	6,007	87,631
International Flavors & Fragrances, Inc.	631	83,626
Kinross Gold Corp. (a)	8,800	31,035
Koninklijke DSM NV	1,272	86,024
Martin Marietta Materials, Inc.	500	109,125
Methanex Corp.	689	32,283
Newmont Mining Corp.	18,149	598,191
Norsk Hydro ASA	83,676	487,641
Potash Corp. of Saskatchewan, Inc.	5,941	101,500
Solvay SA	520	63,445
Stora Enso OYJ, Class R	3,860	45,641
Syngenta AG, registered shares	649	286,625
UPM-Kymmene OYJ	3,740	87,812
Yara International ASA	1,245	47,955
		3,417,693

REAL ESTATE: 2.5%
Azrieli Group, Ltd.	270	14,348
British Land Co. PLC, The, REIT	6,854	52,393
Cheung Kong Property Holdings, Ltd.	19,000	128,171
Dexus Property Group, REIT	6,783	50,625
Duke Realty Corp., REIT	2,522	66,253
Federal Realty Investment Trust, REIT	594	79,299
First Capital Realty, Inc.	900	13,556
Fonciere Des Regions, REIT	222	18,509
Gecina SA, REIT	289	39,185
GPT Group, The, REIT	12,598	49,581
Host Hotels & Resorts, Inc., REIT	5,235	97,685
ICADE, REIT	235	17,190
Intu Properties PLC, REIT	6,036	21,117
Jones Lang LaSalle, Inc.	335	37,336
Klepierre, REIT	1,542	59,908
Land Securities Group PLC, REIT	5,541	73,591

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
REAL ESTATE, continued
LendLease Group	3,955	$47,038
Link, REIT	16,000	112,140
Mirvac Group, REIT	225,518	377,296
Realty Income Corp., REIT	1,905	113,405
Scentre Group, REIT	37,306	122,301
UDR, Inc., REIT	1,913	69,365
Unibail-Rodamco SE, REIT	696	162,287
Vicinity Centres, REIT	23,577	50,998
Weyerhaeuser Co., REIT	38,239	1,299,361
		3,172,938

TELECOMMUNICATION SERVICES: 5.6%
AT&T, Inc.	43,183	1,794,254
Deutsche Telekom AG	22,939	401,951
Elisa OYJ	997	35,245
Frontier Communications Corp. (b)	35,752	76,509
Iliad SA	186	41,540
Orange SA	13,980	217,047
Proximus SADP	1,066	33,405
Rogers Communications, Inc., Class B	2,594	114,695
Singapore Telecommunications, Ltd.	197,100	552,340
Tele2 AB, Class B	2,367	22,593
Telefonica Deutschland Holding AG	253,566	1,257,127
Telenor ASA	5,261	87,519
Telia Co AB	227,903	955,446
Telstra Corp., Ltd.	30,915	110,007
Verizon Communications, Inc.	28,563	1,392,446
		7,092,124

UTILITIES: 4.9%
Alliant Energy Corp.	1,646	65,198
Ameren Corp.	1,765	96,351
American Electric Power Co., Inc.	3,447	231,397
American Water Works Co., Inc.	27,496	2,138,364
Atco, Ltd., Class I	600	23,330
AusNet Services	11,866	15,275
Canadian Utilities, Ltd., Class A	883	25,869
CenterPoint Energy, Inc.	2,964	81,717
CMS Energy Corp.	2,000	89,480
Consolidated Edison, Inc.	2,199	170,774
Contact Energy, Ltd.	5,014	17,779
Dominion Resources, Inc. (b)	4,448	345,031
DUET Group	16,452	35,061

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Duke Energy Corp.	4,903	$402,095
Edison International	2,335	185,889
Engie SA	11,092	156,748
Entergy Corp.	1,300	98,748
Fortum OYJ	51,963	822,473
Hydro One, Ltd.	7,231	131,858
Mercury NZ , Ltd.	4,118	9,093
National Grid PLC	26,378	334,666
NiSource, Inc.	2,303	54,788
Red Electrica Corp. SA	11,281	216,306
Sempra Energy	1,703	188,182
Severn Trent PLC	1,652	49,278
Suez	2,289	36,125
United Utilities Group PLC	4,778	59,491
WEC Energy Group, Inc.	2,300	139,449
		6,220,815

TOTAL COMMON STOCKS		124,626,252
(Cost $112,938,102)

PREFERRED STOCKS: 0.1%
CONSUMER DISCRETIONARY: 0.0% (c)
Bayerische Motoren Werke AG	385	30,284

CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	1,249	160,091

TOTAL PREFERRED STOCKS		190,375
(Cost $176,577)

RIGHTS: 0.0% (c)
Deutsche Bank AG	9,019	21,552

EXCHANGE-TRADED FUNDS: 2.0%
iShares Core S&P 500 ETF	6,773	1,607,030
iShares MSCI EAFE ETF	15,728	979,697

TOTAL EXCHANGE-TRADED FUNDS		2,586,727
(Cost $2,500,519)

MONEY MARKET: 0.2%
State Street Institutional U.S. Government Money Market Fund (d)	301,943	301,943
(Cost $301,943)

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	125,710	$125,710
(Cost $125,710)

TOTAL INVESTMENTS: 100.6%		127,852,559
(Cost $116,042,851)

Payable upon return of securities loaned - (net): -0.1%		(125,710)

Other assets and liabilities - (net): -0.5%		(680,241)

Net Assets: 100.0%		$127,046,608

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2017. The total market value of securities on loan as of March 31, 2017 was $5,133,109.
(c)	Rounds to less than 0.05%.
(d)	Institutional Class shares
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	March 31, 2017
SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
COUNTRY	VALUE	OF NET ASSETS
AUSTRALIA	$5,505,896	4.3%
BELGIUM	304,113	0.2%
CANADA	6,926,233	5.5%
DENMARK	600,720	0.5%
FINLAND	1,350,243	1.1%
FRANCE	9,101,972	7.2%
GERMANY	4,662,871	3.6%
HONG KONG	421,349	0.3%
IRELAND	1,804,904	1.4%
ISRAEL	121,141	0.1%
ITALY	387,153	0.3%
NETHERLANDS	2,110,815	1.7%
NEW ZEALAND	72,928	0.1%
NORWAY	2,104,099	1.7%
SINGAPORE	753,069	0.6%
SPAIN	882,134	0.7%
SWEDEN	5,025,483	4.0%
SWITZERLAND	601,942	0.5%
UNITED KINGDOM	6,212,695	4.9%
UNITED STATES	78,453,594	61.6%
RIGHTS	21,552	0.0%
MONEY MARKET	301,943	0.2%
Other assets and liabilities - (net)	(680,241)	-0.5%
TOTAL	$127,046,608	100.0%

March 31, 2017

Notes to Financial Statements

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2017, Trust I offered ten investment funds:

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These schedules of investments relate to the Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), the Pax MSCI International ESG Index Fund (“International Index Fund”), Global Women’s Index Fund, Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and the Pax Balanced Fund (the “Balanced Fund”). Effective May 1, 2017 the International Index Fund changed its name to the Pax MSCI EAFE ESG Leaders Index Fund.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “evaluated pricing”). The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At March 31, 2017, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $265,516 representing 0.04% of the Fund’s net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2017:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$774,474,649	$-	$-	$774,474,649
Exchange Traded Funds	7,118,100	-	-	7,118,100
Cash Equivalents	5,659,786	-	-	5,659,786
Total	$787,252,535	$-	$-	$787,252,535
Mid Cap
Common Stocks	$152,977,421	$-	$-	$152,977,421
Cash Equivalents	7,294,867	-	-	7,294,867
Total	$160,272,288	$-	$-	$160,272,288
Small Cap
Common Stocks	$806,294,903	$-	$-	$806,294,903
Exchange Traded Funds	9,452,800	-	-	9,452,800
Cash Equivalents	55,128,019	-	-	55,128,019
Total	$870,875,722	$-	$-	$870,875,722
ESG Beta Quality
Common Stocks	$197,077,052	$-	$-	$197,077,052
Cash Equivalents	2,825,360	-	-	2,825,360
Total	$199,902,412	$-	$-	$199,902,412
ESG Beta Dividend
Common Stocks	$140,504,855	$-	$-	$140,504,855
Cash Equivalents	2,244,435	-	-	2,244,435
Total	$142,749,290	$-	$-	$142,749,290
International Index
Common Stocks	$7,798,999	$487,292,725	$-	$495,091,724
Preferred Stocks	-	2,669,524	-	2,669,524
Exchange Traded Funds	3,382,409	-	-	3,382,409
Total	$11,181,408	$489,962,249	$-	$501,143,657
Global Women’s Index
Common Stocks	$85,942,713	$38,683,539	$-	$124,626,252
Preferred Stocks	-	190,375	-	190,375
Exchange Traded Funds	2,586,727	-	-	2,586,727
Rights	21,552	-	-	21,552
Cash Equivalents	427,653	-	-	427,653
Total	$88,978,645	$38,873,914	$-	$127,852,559
Global Environmental Markets
Common Stocks	$221,770,369	$168,793,309	$-	$390,563,678
Cash Equivalents	4,254,754	-	-	4,254,754
Total	$226,025,123	$168,793,309	$-	$394,818,432
Core Bond
Community Investment Notes	$-	$3,363,249	$-	$3,363,249
Corporate Bonds	-	201,180,725	-	201,180,725
U.S. Gov't Agency Bonds	-	19,780,233	-	19,780,233
Government Bonds	-	5,221,680	-	5,221,680
Municipal Bonds	-	43,844,349	-	43,844,349
U.S. Treasury Notes	-	213,727,391	-	213,727,391
Mortgage-Backed Securities	-	176,968,999	-	176,968,999
Cash Equivalents	24,829,271	348,000	-	25,177,271
Total	$24,829,271	$664,434,626	$-	$689,263,897
High Yield Bond
Common Stocks	$242,500	$2,475,687	$510,947	$3,229,134
Preferred Stocks	-	-	0	0
Corporate Bonds	-	365,757,764	-	365,757,764
Loans	-	14,589,384	-	14,589,384
Cash Equivalents	12,889,885	1,200,773	-	14,090,658
Total	$13,132,385	$384,023,608	$510,947	$397,666,940
Balanced
Affiliated Investment Companies	$1,914,915,258	$-	$-	$1,914,915,258
Cash Equivalents	13,803,406	-	-	13,803,406
Total	$1,928,718,664	$-	$-	$1,928,718,664

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Notes
Balance as of December 31, 2016	$265,516
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	0
Purchases/Received in Exchange	-
Sales/Maturities	-
Transfers in to and/or out of Level Three	(265,516)
Balance as of March 31, 2017	$0

High Yield Bond
Stocks
Balance as of December 31, 2016	$-
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	10,846
Purchases/Received in Exchange	500,101
Sales	-
Transfers in to and/or out of Level Three	0
Balance as of March 31, 2017	$510,947

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $39,379 for the Global Women’s Index Fund; and Level 2 to Level 1 transfers were: $6,799,541 for the International Index Fund and $1,280,747 for the Global Women’s Index Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by one Fund for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issue which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At March 31, 2017, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2017, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap Fund	$5,460,753	$-	$5,512,200	$51,447
Mid Cap Fund	11,560,532	-	11,818,982	258,450
Small Cap Fund	36,597,448	438,403	37,075,983	916,938
ESG Beta Quality Fund	49,064,795	1,940,991	48,229,756	1,105,952
ESG Beta Dividend Fund	3,746,220	1,039,791	2,801,045	94,616
Global Women's Index Fund	5,133,109	125,710	5,137,267	129,868
Core Bond Fund	19,299,363	7,984,328	11,677,500	362,465

*	Non-cash collateral is not included in the financial statements.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of March 31, 2017.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund and Women’s Index Fund all of the securities on loan at March 31, 2017 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan at March 31, 2017 are classified as corporate debt and U.S. Treasury and Agency Securities in the Fund's Schedule of Investments.

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Fund: Core Bond Fund
Corporate Debt	$7,984,328	$—	$—	$—	$7,984,328
Total Borrowings	$7,984,328	$—	$—	$—	$7,984,328

Gross amount of recognized liabilities for securities lending transactions					$7,984,328

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2017 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$91,829,527	$-	$135,007,092	$-
Mid Cap	10,111,830	-	27,447,775	-
Small Cap	134,643,155	-	100,563,453	-
ESG Beta Quality	31,153,620	-	36,811,694	-
ESG Beta Dividend	17,819,798	-	19,957,717	-
International Index	43,027,423	-	78,560,482	-
Global Women's Index	20,648,116	-	11,602,142	-
Global Environmental Markets	54,711,324	-	24,973,972	-
Core Bond	117,027,453	98,272,321	69,622,549	61,247,500
High Yield Bond	100,888,637	-	103,557,804	-
Balanced	73,296,926	-	84,500,042	-

[1]	Excluding short-term investments and U.S. Government bonds.

[2]	Purchases and sales exclude in-kind transactions.

For federal income tax purposes, the identified cost of investments owned at March 31, 2017 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2017 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$627,176,205	$162,413,863	$2,337,533	$160,076,330
Mid Cap	136,665,033	27,119,552	3,512,297	23,607,255
Small Cap	814,420,382	101,491,599	45,036,259	56,455,340
ESG Beta Quality	135,995,355	64,309,438	402,381	63,907,057
ESG Beta Dividend	130,280,941	13,490,418	1,022,069	12,468,349
International Index	484,525,423	46,829,834	30,211,600	16,618,234
Global Women's Index	116,042,851	16,979,771	5,170,063	11,809,708
Global Environmental Markets	327,616,364	68,959,438	1,757,369	67,202,069
Core Bond	689,673,271	4,805,116	5,214,490	(409,374)
High Yield Bond	391,896,939	14,046,953	8,276,952	5,770,001
Balanced	1,876,643,153	52,075,511	-	52,075,511

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2017, Funds held the following investments in affiliated Funds:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	03/31/17	12/31/16	Additions	Reductions	03/31/17	Distributions

Balanced
International Index	18,011,045	$160,157,829	$-	$23,000,000	$148,411,007	$-
Core Bond	67,476,726	602,162,621	69,500,000	-	676,791,562	3,752,023
ESG Beta Dividend	13,661,660	136,607,447	-	2,000,000	141,534,802	-
Large Cap	75,845,873	790,254,663	-	39,500,000	788,038,625	-
Mid Cap	14,453,002	173,042,330	-	20,000,000	160,139,262	-
Total		$1,862,224,890	$69,500,000	$84,500,000	$1,914,915,258	$3,752,023

Income distributions from affiliates are included as dividend income and capital gain dividends are included as realized gains on the Statement of Operations. Gross additions include reinvestment of dividends.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended March 31, 2017, the International Index Fund and Global Women’s Index Fund engaged in cross-trades managed by the Adviser.  The International Index Fund had total sales of $229,322. The Women’s Index Fund had total purchases of $229,327. The International Index Fund realized net losses of $3,466 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At March 31, 2017, the Core Bond Fund held $27,759,524 or 4.09% of net assets and the High Yield Bond Fund held $211,276,149 or 51.30% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2017, the Core Bond Fund held $265,516 of illiquid securities representing 0.04% of net assets and High Yield Bond Fund held $15,383,553 of illiquid securities, representing 3.73% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at March 31, 2017 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Core Bond Fund
CINI Investment Note, 2.000%, 11/01/17	11/01/14 - 11/01/15	$265,516	$265,516
High Yield Bond Fund
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	7,806,000	4,998,036
ION Geophysical Corp., 9.125%, 12/15/21	05/08/13 - 05/08/13	4,347,189	3,700,000
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 10/07/16	682,356	686,633
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,893,230	2,862,844
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	3,638,388	2,625,093
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	500,101	510,947

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 25, 2017

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	May 25, 2017